Investment in associated companies	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Loss on impairment of equity method investments
We have recognized the following impairment of our investments in associated companies in the Consolidated Statements of Operations within "Loss on impairment of investments".

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Seadrill Partners - Direct ownership interests	—	(47)
Total loss on impairment of equity method investments	—	(47)

On December 1, 2020 Seadrill Partners had entered into restructuring proceedings and, as a result, we concluded that we no longer had significant influence over its financial and operating decisions as decisions now need court approval or are determined by the courts. Our investment in Seadrill Partners was therefore derecognized as an investment in associate and marketable security and recognized as an available-for-sale security at the closing carrying value of the equity investment in associate, being nil. Furthermore, on emergence from Chapter 11 in May 2021 Seadrill Partners (now Aquadrill) canceled the existing equity interests of their investors, including Seadrill Limited.
Investment in associated companies
As at June 30, 2021 and December 31, 2020, the carrying values of our investments in associated companies were as follows.

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Seabras Sapura	108	103
Shareholder loans provided to Seabras Sapura	115	121
Sonadrill	23	22
Gulfdrill	2	2
Total investment in associated companies	248	248